Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Loss Before Income Tax	The components of loss before income taxes are as follows:
	For the Years Ended December 31,
	2023	2022
U.S.	$(37,106,599)	$(13,419,830)
Foreign	(315,688)	-
Total loss before income taxes	$(37,422,287)	$(13,419,830)

Schedule of Deferred Tax Assets and Liabilities	The tax effects of the temporary differences and carryforwards that give rise to deferred tax assets and liabilities consist of the following:
	As of December 31,
	2023	2022
Deferred tax assets:
Net-operating loss carryforward	$10,214,760	$2,986,738
Intangibles	3,349,919	885,176
Capitalized research and development	1,171,320	-
Stock-based compensation	690,760	308,552
Deposit on WraSer APA	854,896	-
Accrued compensation	150,099	186,573
License agreement	49,157	82,626
Other	520,207	65,886
Gross deferred tax assets	17,001,118	4,515,551
Valuation allowance	(15,697,701)	(4,512,546)
Deferred tax assets, net of allowance	$1,303,417	$3,005
Deferred tax liabilities:
Intangible assets	(4,345,449)	-
Fixed assets	(2,560)	(3,005)
Other	(29,189)	-
Total deferred tax liabilities	$(4,377,198)	$(3,005)
Net deferred tax liability	$(3,073,781)	$-

Schedule of Income Taxes Differs from the Statutory Federal Rate	The provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate at December 31, 2023 and 2022, due to the following:
	For the Years Ended December 31,
	2023	2022
Expected income tax benefit at Federal statutory tax rate	$(7,858,680)	$(2,818,164)
State and local taxes, net of Federal tax benefit	(1,192,605)	(501,277)
Research credits	-	(16,477)
Foreign NOL expirations	315,927	-
Stock-based compensation	196,025	-
Subscription agreement liability - related party	181,440	-
Officer’s compensation	(126,337)	-
Acquisition related costs	164,073	-
Permanent items	55,486	194,705
State rate adjustment	(23,135)	19,600
Other	60,599	(37,260)
Change in valuation allowance	8,214,614	3,158,873
Income tax benefit	$(12,593)	$-

Schedule of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	For the Years Ended December 31,
	2023	2022
Beginning balance	$17,010	$-
Increases related to prior year tax positions	-	11,517
Increases related to current year tax positions	-	5,493
Ending balance	$17,010	$17,010